Natural and environmental resources (Tables)	12 Months Ended
Dec. 31, 2023
Natural and environmental resources.
Schedule of detailed information about natural and environmental

			Exploration
	Oil	Asset retirement	and
	investments	cost	evaluation	Total
Cost
Balance as of December 31, 2022	88,338,471	7,104,903	10,480,025	105,923,399
Additions/capitalizations (1)	11,899,832	3,197	2,061,406	13,964,435
Abandonment cost update (Note 22)	—	3,262,348	(67,112)	3,195,236
Disposals	(503,017)	—	—	(503,017)
Write off exploratory assets and dry wells (2)	—	—	(1,472,397)	(1,472,397)
Capitalized financial interests (3)	256,382	—	89,952	346,334
Exchange differences capitalized	1,158	—	404	1,562
Foreign currency translation	(6,179,993)	(220,433)	(875,454)	(7,275,880)
Transfers/reclassifications	363,009	(3,472)	(498,093)	(138,556)
Balance as of December 31, 2023	94,175,842	10,146,543	9,718,731	114,041,116

Accumulated depletion and impairment losses
Balance as of December 31, 2022	(58,382,473)	(5,088,086)	(129,230)	(63,599,789)
Depletion expense	(6,098,607)	(507,651)	—	(6,606,258)
Loss of impairment (Note 17)	(1,898,824)	—	(254,708)	(2,153,532)
Disposals	79,824	—	—	79,824
Foreign currency translation	3,249,017	117,626	—	3,366,643
Transfers/reclassifications	41,224	—	46,905	88,129
Balance as of December 31, 2023	(63,009,839)	(5,478,111)	(337,033)	(68,824,983)
Net balance as of December 31, 2022	29,955,998	2,016,817	10,350,795	42,323,610
Net balance as of December 31, 2023	31,166,003	4,668,432	9,381,698	45,216,133
(1)

Mainly includes a) Ecopetrol Permian for investments made in the drilling of wells and construction of facilities in RODEO, b) Ecopetrol S.A. mainly Caño Sur, Castilla, Chichimene, Floreña, and Rubiales fields, c) Hocol S.A. mainly to the execution of projects in Ocelote, Llanos 87 (Koala, Picabuey, Zorzal), Llanos 123 (Saltador and Toritos), SSNN, VIM 8, SN-18, and d) Ecopetrol America mainly on Gunflint, Dalmatian, and K2.

(2)

Mainly includes: a) Ecopetrol S.A. mainly Cupiagua XD45, Cusiana Subthrust, Cusiana Profundo, Turupe, La Luna, Kale and Kinacú, b) Hocol S.A. mainly in Sabanales wells, the failure of wells LLa-87.2 A3, (Koala), LLan-87-3-a3 (Picabuey), LLan- 124 (Cucarachero), Merecumbé, Bullerengue, Yd-SN1 pozo Yoda B, and exploratory expenses in LLan-104- SSJN1, VIM8.

(3)	Financial interest is capitalized based on the weighted average rate of borrowing costs.

		Asset	Exploration
	Oil	retirement	and
	investments	cost	evaluation	Total
Cost
Balance as of December 31, 2021	76,229,481	8,172,698	7,212,305	91,614,484
Additions/capitalizations (1)	8,368,195	—	3,594,349	11,962,544
Abandonment cost update (Note 22)	—	(1,130,363)	21,524	(1,108,839)
Disposals (2)	(759,178)	(114,899)	(6,084)	(880,161)
Write off exploratory assets and dry wells (3)	(223,058)	—	(809,106)	(1,032,164)
Capitalized financial interests (4)	136,696	—	60,570	197,266
Exchange differences capitalized	798	—	353	1,151
Effect of adopting new standards (5)	—	—	48,173	48,173
Foreign currency translation	4,431,851	127,871	533,347	5,093,069
Transfers/reclassifications	153,686	49,596	(175,406)	27,876
Balance as of December 31, 2022	88,338,471	7,104,903	10,480,025	105,923,399

Accumulated depletion and impairment losses
Balance as of December 31, 2022	(51,316,344)	(4,230,674)	(157,622)	(55,704,640)
Depletion expense	(4,536,052)	(800,139)	—	(5,336,191)
(Loss) reversal of impairment (Note 17)	(632,179)	—	9,105	(623,074)
Disposals	421,036	96,489	11,793	529,318
Foreign currency translation	(2,354,611)	(82,927)	—	(2,437,538)
Transfers/reclassifications	35,677	(70,835)	7,494	(27,664)
Balance as of December 31, 2023	(58,382,473)	(5,088,086)	(129,230)	(63,599,789)
Net balance as of December 31, 2021	24,913,137	3,942,024	7,054,683	35,909,844
Net balance as of December 31, 2022	29,955,998	2,016,817	10,350,795	42,323,610
(1)

Mainly includes a) Ecopetrol Permian, for investments in drilling of wells and construction of facilities executed in Rodeo, b) Ecopetrol S.A., mainly in Caño Sur, Casabe, Castilla, Chichimene, Floreña, Rubiales fields, and Cupiagua and Uchuva exploratory wells, and c) Hocol S.A., mainly in Guarrojo, Cicuco, SSJN1, Guajira, VIM-8, SN15, YDSN-1, LLA-87 blocks.

(2)	Corresponds mainly to the withdrawal of Rygberg’s association contract in Ecopetrol América.
(3)

Mainly includes a) Saturno block in Ecopetrol Brazil related to the entry bond, b) dry wells in Hocol S.A.: Bololó, Pilonera, Pollera, and Chinchorro and unsuccessfulness of the Sinuano and Yoda B wells, c) Ecopetrol S.A., Boranda Norte 1 well, and d) Ecopetrol América, Starman well.

(4)	Financial interest is capitalized based on the weighted average rate of borrowing costs.
(5)	Corresponds to the effect of adopting the IAS 16 amendment.

Schedule of detailed information about classification by age from completion date of suspended exploratory wells

	2023	2022	2021
Between 1 and 3 years (a)	—	48,206	—
More than 5 years (b)	—	650,767	651,040
Total suspended exploratory Wells	—	698,973	651,040
Number of projects exceeding 1 year	—	8	6
Projects under 1 year of suspended (c)	230,376	990	20,863
a)	For 2022, the balance mainly corresponds to Hocol: Bullerengue South West-1 and Merecumbe 1, which were under evaluation.

b)	For 2022 and 2021, it mainly corresponds to i) Ecopetrol S.A.: Orca 1, Purple Angel, and Gordon.

c)

For 2023, it corresponds mainly to 1) Ecopetrol: Kale and Gibraltar, 2) Hocol: SSJN1 BO5, Pollera Norte A3 and YDSN-1 Yoda A. For 2022, the balance corresponds to Ecopetrol: Magallanes. For 2021, the balance corresponds to Hocol: Merecumbe 1 -SSJN1.